Acquisitions - Other Transactions 2019 (Details) - Vacasa Holdings LLC $ in Thousands			9 Months Ended		12 Months Ended
	Apr. 01, 2021 USD ($)	Oct. 22, 2019 USD ($) segment	Sep. 30, 2021 USD ($) segment	Sep. 30, 2020 USD ($) segment	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Business Acquisition [Line Items]
Net cash paid			$ 63,477	$ 2,141	$ 3,519	$ 115,037
Goodwill			709,962		$ 121,487	$ 115,914	$ 47,399
Intangible assets		$ 79,247	$ 12,800
Other Transactions
Business Acquisition [Line Items]
Number of separate portfolio transactions accounted as business combinations | segment		30	22	10	18
Purchase consideration		$ 13,500	$ 117,900	$ 3,200	$ 7,500
Net cash paid		1,100	68,000	1,200	2,700
Contingent consideration		5,400
Deferred payments to sellers		7,000	15,800	300	1,200
Goodwill		13,500	79,500	2,900	5,500
Intangible assets		$ 9,500	63,100	2,000	5,300
Receivables			52,100
Deferred liabilities			76,200
Contingent consideration			$ 34,000	$ 1,700	$ 3,600
Other Transactions | Homeowner contracts
Business Acquisition [Line Items]
Amortization period				4 years	4 years
Other Transactions | Homeowner contracts | Maximum [Member]
Business Acquisition [Line Items]
Amortization period			5 years
Other Transactions | Homeowner contracts | Minimum [Member]
Business Acquisition [Line Items]
Amortization period			4 years
TurnKey Vacation Rentals, Inc.
Business Acquisition [Line Items]
Purchase consideration	$ 618,800
Goodwill	508,931
Intangible assets	107,600
Receivables	3,548
Deferred liabilities	5,953
TurnKey Vacation Rentals, Inc. | Homeowner contracts
Business Acquisition [Line Items]
Intangible assets	$ 102,300
Amortization period	5 years
TurnKey Vacation Rentals, Inc. | Database and listings
Business Acquisition [Line Items]
Intangible assets	$ 3,400
Amortization period	1 year
TurnKey Vacation Rentals, Inc. | Trademark, trade name, brand name
Business Acquisition [Line Items]
Intangible assets	$ 1,900
Amortization period	1 year